Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 4 — Intangible Assets

Intangible assets as of December 31, 2013 and December 31, 2012 consist of the following:

	Bad Debt Guarantee	Non-Compete Agreement	Profit Interest Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2012	$465,620	$791,437	$59,629,300	$60,886,357
Acquisition	122,381	723,484	45,016,159	45,862,024
Foreign currency translation	1,718	3,595	250,408	255,721
Balance as of December 31, 2012	589,719	1,518,516	104,895,867	107,004,102
Acquisition	16,881	305,927	56,758,004	57,080,812
Foreign currency translation	(226)	(422)	(7,535)	(8,183)

Balance as of December 31, 2013	606,374	1,824,021	161,646,336	164,076,731

Accumulated amortization
Balance as of January 1, 2012	98,931	76,019	5,727,470	5,902,420
Amortization expense	97,044	89,542	6,435,652	6,622,238
Foreign currency translation	465	369	27,547	28,381
Balance as of December 31, 2012	196,440	165,930	12,190,669	12,553,039
Amortization expense	124,436	159,235	12,903,335	13,187,006
Foreign currency translation	(34)	(9)	(216)	(259)

Balance as of December 31, 2013	320,842	325,156	25,093,788	25,739,786
Total amortized intangible assets	$285,532	$1,498,865	$136,552,548	$138,336,945

Goodwill
Unamortized intangible assets:
Balance as of January 1, 2012	$14,992,009
Acquisition	1,986,550
Foreign currency translation	59,202
Balance as of December 31, 2012	$17,037,761
Acquisition	722,748
Foreign currency translation	(6,373)

Balance as of December 31, 2013	$17,754,136

Amortization expense for the years ended December 31, 2013, 2012 and 2011 was $13,187,006, $6,622,238 and $5,058,204, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2014	$16,366,722
2015	16,366,722
2016	16,270,559
2017	16,239,427
2018	16,239,427
Thereafter	56,854,088
$138,336,945